SCHEDULE OF PROMISSORY NOTES (Details) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Unamortized Discount and Issuance Costs beginning balance	$ (1,187)				$ (11,380)	$ (11,380)
Convertible Notes Carrying balance - Issuance		$ 192,897		$ 1,990,000	386,500
Amortization	0				0	0	$ 0
Unamortized Discount and Issuance Costs Amortization	1,187				64,850	242,095	6,566
Convertible Notes Carrying balance - Conversion to equity				(2,407,752)
Unamortized Discount and Issuance Costs ending balance		(1,187)				(1,187)	$ (11,380)
Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal value beginning balance	2,500,849	2,667,515	2,699,094	3,205,594	2,498,369	2,498,369
Unamortized Discount and Issuance Costs beginning balance	(1,187)	(8,852)	(29,468)	(67,441)	(11,380)	(11,380)
Convertible Notes Carrying Beginning balance	$ 2,499,662	$ 2,658,663	$ 2,669,626	$ 3,138,153	$ 2,486,989	$ 2,486,989
Weighted Average Interest Rate	14.30%	14.30%	14.30%	14.30%	15.80%	14.30%	16.60%
Issuance					$ 690,558
Unamortized Discount and Issuance Costs Issuance					(77,358)
Convertible Notes Carrying balance - Issuance					$ 613,200
Weighted Average Interest Rate Issuance					13.50%
Repayment			$ (31,579)	$ (50,000)	$ (20,000)
Unamortized Discount and Issuance Costs Repayment
Convertible Notes Carrying balance - Repayment			$ (31,579)	$ (50,000)	$ (20,000)
Weighted Average Interest Rate Repayment			12.00%	24.00%	35.00%
Amortization					$ 36,667
Unamortized Discount and Issuance Costs Amortization	1,187	7,665	20,616	37,973	21,297
Convertible Notes Carrying balance - Amortization	(1,187)	(7,665)	20,616	37,973	57,964
Conversion to equity				(456,500)
Unamortized Discount and Issuance Costs Conversion to equity
Convertible Notes Carrying balance - Conversion to equity				$ (456,500)
Weighted Average Interest Rate Conversion to equity				24.00%
Unamortized Discount and Issuance Costs Repayment
Conversion to a convertible note		(166,666)
Unamortized Discount and Issuance Costs Conversion to a convertible note
Convertible Notes Carrying balance - Conversion to a convertible note		(166,666)
Weighted Average Interest Rate Conversion to a convertible note			10.00%
Convertible Notes Carrying balance - Amortization	1,187	7,665	$ (20,616)	(37,973)	(57,964)
Principal value ending balance	2,500,849	2,500,849	2,667,515	2,699,094	3,205,594	$ 2,500,849	$ 2,498,369
Unamortized Discount and Issuance Costs ending balance		(1,187)	(8,852)	(29,468)	(67,441)	(1,187)	(11,380)
Convertible Notes Carrying Ending balance	$ 2,500,849	$ 2,499,662	$ 2,658,663	$ 2,669,626	$ 3,138,153	$ 2,499,662	$ 2,486,989